SHARE-BASED COMPENSATION - Transition arrangement for the CEO (Details) - LTIP		12 Months Ended
	Dec. 11, 2020 shares tranche	Dec. 31, 2022	Dec. 31, 2023 shares	Mar. 31, 2021 shares
Share based compensation [Line Items]
Vesting period after grant date		3 years
Minimum retention period of shares awarded under program		5 years
CEO
Share based compensation [Line Items]
Number of shares granted on option conversion (in shares)	4,200,000
Number of equal annual tranches | tranche	3
Vesting period after grant date	3 years
Number of awards vested (in shares)	8,400,000			1,400,000
Achievement
Weighting		100.00%
Vesting level		100.00%
Minimum retention period of shares awarded under program	5 years	5 years
CEO | Forecast
Share based compensation [Line Items]
Number of awards vested (in shares)			1,400,000
CEO | TSR
Share based compensation [Line Items]
Achievement		115.00%
Weighting		40.00%
Vesting level		46.00%
CEO | Strategic Objectives
Share based compensation [Line Items]
Achievement		90.00%
Weighting		60.00%
Vesting level		54.00%